Income Taxes - Schedule of Reconciliation of Effective Income Tax Rates (Details) (Zhongdehuia (SHENZHEN) Education Development Co., Ltd) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Loss before tax	$ 87,375	$ (31,526)	$ (323,211)	$ (32,829)
Tax credit calculated at statutory tax rate	21,843	(7,882)	(80,803)	(8,207)
Total income taxes	$ 47,866		(43,930)
Zhongdehuia (SHENZHEN) Education Development Co., Ltd [Member]
Loss before tax			(64,422)	(290,057)
Tax credit calculated at statutory tax rate			(16,105)	(72,514)
Expense not deductible for tax			17,247	21,654
Total income taxes			$ 1,142	$ (50,860)